Acquisitions & Divestitures - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Acquisitions
Percentage of business acquired (as a percent)	100.00%
Restricted cash	$ 463	$ 141
2020 Acquisitions
Acquisitions
Number of acquisitions | item	7
Aggregate acquisitions cost	$ 723
Restricted cash	$ 323